Commitments and Contingencies - Contribution, Asset Purchase, and Token Sale Agreements (Details)		1 Months Ended		2 Months Ended
	Oct. 01, 2025 USD ($) item shares	Nov. 30, 2025 USD ($) item shares	Oct. 31, 2025 USD ($) item shares	Nov. 30, 2025 item shares	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Avalanche Treasury Company LLC
Commitments and Contingencies
Percentage of discount on digital assets purchased	60.00%
Amount paid in cash and USDC	$ 50,000,000
Value of units issued for purchase of digital assets	30,000,000
Token sale liability					$ 15,203,085	$ 40,010,988
Contribution Agreements
Commitments and Contingencies
Minimum value of AVAX tokens on a pre-discount basis	200,000,000
Value of units agreed to issue in exchange for AVAX tokens.	$ 58,000,000
Number of AVAX tokens received from Dragonfly | item		1,960,040
Number of units issued in exchange for AVAX tokens | shares		5,805,638		5,805,638
Agreement term (in months)	18 months
Right of first refusal term (in year)	5 years
Term of designated Board (in year)	5 years
Number of AVAX tokens agreed to contribute by the Seller | item	1,960,040
Number of units agreed to issue in exchange for AVAX tokens. | shares	5,805,638
Contribution Agreements | Avalanche Treasury Company LLC
Commitments and Contingencies
Minimum value of AVAX tokens on a pre-discount basis	$ 200,000,000
Percentage of discount on digital assets purchased	60.00%
Amount paid in cash and USDC	$ 50,000,000
Value of units issued for purchase of digital assets	$ 30,000,000
Number of shares issued for purchase of digital assets | shares	3,000,000
Number of AVAX tokens agreed to contribute by the Seller | item	1,960,040
Number of units agreed to issue in exchange for AVAX tokens. | shares	5,805,638
Token Sale Agreement (the "TSA")
Commitments and Contingencies
Minimum value of AVAX tokens on a pre-discount basis	$ 200,000,000
Percentage of discount on digital assets purchased	60.00%
Amount paid in cash and USDC	$ 50,000,000		$ 50,000,000
Value of units issued for purchase of digital assets	$ 30,000,000
Number of AVAX tokens purchased			7,300,000
AVAX Token restriction period (in years)	5 years
Pre-funded warrants to stock conversion ration	1
Maximum ownership threshold ( in %)	4.70%
Token Sale Agreement (the "TSA") | Avalanche Treasury Company LLC
Commitments and Contingencies
Amount paid in cash and USDC		$ 15,500,000	$ 15,500,000
Number of AVAX tokens purchased | item		7,317,965	7,317,965	7,317,965
Number of units agreed to issue in exchange for AVAX tokens. | shares		34,500,000	34,500,000	34,500,000
Token sale liability					$ 15,200,000	$ 40,000,000
AVAX Token restriction period (in years)	5 years
Pre-funded warrants to stock conversion ration	1